UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:    BlackRock Energy and Resources Trust (BGR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 10.1%
Cameron International Corp. (a)(b)	203,260	$14,413,167
Halliburton Co. (b)	446,900	30,831,631
Schlumberger Ltd. (b)	372,024	40,323,681

		85,568,479
Oil, Gas & Consumable Fuels — 86.9%
Anadarko Petroleum Corp. (b)	371,833	39,730,356
BG Group PLC	826,110	16,290,327
Cairn Energy PLC (a)	1,856,000	5,507,768
Canadian Natural Resources Ltd.	497,000	21,664,979
Canadian Oil Sands Ltd. (b)	316,013	6,750,074
Chevron Corp. (b)(c)	664,828	85,922,371
Cimarex Energy Co. (b)	88,300	12,275,466
ConocoPhillips (b)	598,900	49,409,250
CONSOL Energy, Inc. (b)	218,021	8,463,575
Devon Energy Corp. (b)	313,000	23,631,500
Enbridge, Inc. (b)	223,800	10,970,890
Encana Corp. (b)	985,400	21,219,968
EOG Resources, Inc. (b)	227,600	24,908,544
Exxon Mobil Corp. (b)(c)	792,100	78,370,374
Imperial Oil Ltd. (b)	196,000	10,057,504
Kosmos Energy Ltd. (a)	881,407	8,487,950
Murphy Oil Corp. (b)	128,500	7,983,705
Noble Energy, Inc. (b)	313,092	20,817,487
Oil Search Ltd.	2,232,863	19,529,533
Phillips 66 (b)	186,300	15,110,793
Pioneer Natural Resources Co. (b)	109,500	24,249,870
Range Resources Corp. (b)	283,900	21,460,001

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Royal Dutch Shell PLC — ADR (b)	1,216,700	$99,562,561
Southwestern Energy Co. (a)(b)	533,200	21,637,256
Statoil ASA	763,526	21,817,433
Total SA	558,500	36,020,210
TransCanada Corp. (b)	445,000	22,324,483

		734,174,228
Total Long-Term Investments (Cost — $690,027,038) — 97.0%		819,742,707

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	31,063,246	31,063,246
Total Short-Term Securities (Cost — $31,063,246) — 3.7%		31,063,246
Total Investments Before Options Written (Cost — $721,090,284) — 100.7%		850,805,953

Options Written
(Premiums Received — $5,802,244) — (0.4)%		(2,901,029)
Total Investments Net of Options Written — 100.3%		847,904,924
Liabilities in Excess of Other Assets — (0.3)%		(2,734,324)

Net Assets — 100.0%		$845,170,600

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$736,209,570

Gross unrealized appreciation	$138,911,693
Gross unrealized depreciation	(24,315,310)

Net unrealized appreciation	$114,596,383

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	60,810,523	(29,747,277)	31,063,246	$12,845
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$16,642

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Call	USD	133.00	8/01/14	87	$(1,392)
ConocoPhillips	Call	USD	87.00	8/01/14	515	(2,575)
Exxon Mobil Corp.	Call	USD	103.00	8/01/14	617	(926)
Chevron Corp.	Call	USD	129.00	8/08/14	953	(166,299)
ConocoPhillips	Call	USD	87.00	8/08/14	515	(5,408)
EOG Resources, Inc.	Call	USD	119.00	8/08/14	253	(10,626)
Exxon Mobil Corp.	Call	USD	104.00	8/08/14	768	(4,608)
Halliburton Co.	Call	USD	71.50	8/08/14	553	(11,613)
Pioneer Natural Resources Co.	Call	USD	230.00	8/08/14	96	(23,520)
Pioneer Natural Resources Co.	Call	USD	235.00	8/08/14	96	(16,320)
Schlumberger Ltd.	Call	USD	118.00	8/08/14	649	(3,245)
Murphy Oil Corp.	Call	USD	65.00	8/11/14	225	(5,464)
CONSOL Energy, Inc.	Call	USD	47.25	8/16/14	382	(1)
Southwestern Energy Co.	Call	USD	47.75	8/16/14	212	(11)
Anadarko Petroleum Corp.	Call	USD	110.00	8/18/14	89	(13,394)
Anadarko Petroleum Corp.	Call	USD	115.00	8/18/14	89	(4,717)
Cameron International Corp.	Call	USD	67.50	8/18/14	712	(277,680)
Canadian Oil Sands Ltd.	Call	CAD	24.00	8/18/14	300	(3,027)
Canadian Oil Sands Ltd.	Call	CAD	25.00	8/18/14	465	(1,279)
Chevron Corp.	Call	USD	136.00	8/18/14	254	(4,826)
ConocoPhillips	Call	USD	85.00	8/18/14	220	(8,910)
Devon Energy Corp.	Call	USD	80.00	8/18/14	814	(34,188)
Devon Energy Corp.	Call	USD	81.00	8/18/14	281	(8,711)
Enbridge, Inc.	Call	CAD	53.00	8/18/14	525	(39,723)
Encana Corp.	Call	CAD	27.00	8/18/14	427	(1,566)
Encana Corp.	Call	CAD	28.00	8/18/14	433	(1,191)
EOG Resources, Inc.	Call	USD	120.00	8/18/14	300	(13,200)
Exxon Mobil Corp.	Call	USD	102.75	8/18/14	769	(22,059)
Imperial Oil Ltd.	Call	CAD	58.00	8/18/14	343	(4,404)
Murphy Oil Corp.	Call	USD	67.50	8/18/14	225	(4,500)
Noble Energy, Inc.	Call	USD	77.50	8/18/14	225	(2,250)
Noble Energy, Inc.	Call	USD	80.00	8/18/14	436	(2,180)
Phillips 66	Call	USD	87.50	8/18/14	326	(3,260)
Pioneer Natural Resources Co.	Call	USD	230.00	8/18/14	96	(34,080)
Pioneer Natural Resources Co.	Call	USD	235.00	8/18/14	96	(21,360)
Range Resources Corp.	Call	USD	80.00	8/18/14	167	(6,262)
Royal Dutch Shell PLC — ADR	Call	USD	82.50	8/18/14	592	(31,080)
Schlumberger Ltd.	Call	USD	120.00	8/18/14	75	(338)
Southwestern Energy Co.	Call	USD	46.00	8/18/14	79	(474)
TransCanada Corp.	Call	CAD	52.00	8/18/14	600	(154,904)
Cimarex Energy Co.	Call	USD	145.05	8/22/14	20	(5,260)
ConocoPhillips	Call	USD	85.00	8/22/14	426	(24,069)
EOG Resources, Inc.	Call	USD	119.00	8/22/14	271	(22,222)
Schlumberger Ltd.	Call	USD	118.00	8/22/14	75	(1,200)
Anadarko Petroleum Corp.	Call	USD	109.00	8/26/14	178	(46,268)
Chevron Corp.	Call	USD	131.00	8/29/14	778	(113,977)
ConocoPhillips	Call	USD	85.00	8/29/14	420	(29,610)
Exxon Mobil Corp.	Call	USD	105.00	8/29/14	309	(6,798)

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Call	USD	136.00	9/05/14	254	$(12,700)
Exxon Mobil Corp.	Call	USD	105.00	9/05/14	309	(8,343)
Halliburton Co.	Call	USD	74.00	9/05/14	1,010	(38,380)
Schlumberger Ltd.	Call	USD	111.00	9/05/14	503	(83,498)
Anadarko Petroleum Corp.	Call	USD	108.75	9/12/14	473	(166,477)
Phillips 66	Call	USD	83.50	9/15/14	326	(44,466)
Canadian Oil Sands Ltd.	Call	CAD	25.00	9/22/14	300	(2,201)
Encana Corp.	Call	CAD	25.00	9/22/14	830	(22,456)
Imperial Oil Ltd.	Call	CAD	58.00	9/22/14	343	(17,931)
Range Resources Corp.	Call	USD	82.50	9/22/14	167	(14,612)
Range Resources Corp.	Call	USD	85.00	9/22/14	166	(9,130)
Southwestern Energy Co.	Call	USD	42.00	9/22/14	955	(96,455)
Southwestern Energy Co.	Call	USD	46.00	9/22/14	193	(4,343)
TransCanada Corp.	Call	CAD	55.50	9/22/14	947	(72,522)
Anadarko Petroleum Corp.	Call	USD	108.75	9/26/14	473	(198,231)
Total						$(1,992,720)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cimarex Energy Co.	Credit Suisse International	Call	USD	139.25	8/04/14	24,500	$(23,654)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.13	8/04/14	118,300	(87,822)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	47.72	8/05/14	34,800	(14,346)
Total SA	Morgan Stanley & Co. International PLC	Call	EUR	53.49	8/06/14	67,300	(14)
Range Resources Corp.	Citibank N.A.	Call	USD	90.00	8/11/14	24,200	—
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.01	8/20/14	26,000	(58,302)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	8/20/14	94,500	(89,793)
Cimarex Energy Co.	Credit Suisse International	Call	USD	139.25	8/22/14	24,500	(104,771)
Encana Corp.	Goldman Sachs International	Call	CAD	25.85	8/25/14	64,000	(2,543)
Range Resources Corp.	Citibank N.A.	Call	USD	90.00	8/25/14	24,200	(147)
BG Group PLC	Deutsche Bank AG	Call	GBP	12.28	8/26/14	63,100	(14,001)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.68	8/26/14	195,000	(13,411)
Statoil ASA	Deutsche Bank AG	Call	NOK	190.82	8/26/14	155,000	(10,077)
Total SA	Goldman Sachs International	Call	EUR	53.91	8/26/14	64,000	(1,078)
Canadian Natural Resources Ltd.	Deutsche Bank AG	Call	CAD	49.00	8/27/14	75,000	(46,052)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	9.72	9/03/14	195,000	(15,157)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	9/03/14	94,500	(105,004)
Statoil ASA	Deutsche Bank AG	Call	NOK	191.66	9/03/14	110,000	(9,834)
Total SA	Deutsche Bank AG	Call	EUR	53.46	9/05/14	64,000	(4,354)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	11.08	9/08/14	95,600	(4,102)
Noble Energy, Inc.	Citibank N.A.	Call	USD	74.91	9/08/14	38,300	(6,424)
BG Group PLC	UBS AG	Call	GBP	12.27	9/09/14	226,000	(61,113)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	83.45	9/09/14	59,300	(32,472)
Canadian Natural Resources Ltd.	Citibank N.A.	Call	CAD	48.10	9/16/14	64,200	(68,706)
Oil Search Ltd.	Bank of America N.A.	Call	AUD	9.53	9/24/14	392,000	(70,285)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	10.36	9/29/14	59,000	(11,813)
Noble Energy, Inc.	Citibank N.A.	Call	USD	74.91	9/29/14	38,300	(15,564)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	43.75	10/03/14	43,000	(29,463)
Kosmos Energy Ltd.	Morgan Stanley & Co. International PLC	Call	USD	10.64	10/14/14	45,500	(8,007)
Total							$(908,309)

JULY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$85,568,479	—	—	$85,568,479
Oil, Gas & Consumable Fuels	635,008,957	$99,165,271	—	734,174,228
Short-Term Securities	31,063,246	—	—	31,063,246
Total	$751,640,682	$99,165,271	—	$850,805,953

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,504,484)	$(1,396,545)	—	$(2,901,029)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,930	—	—	$6,930
Foreign currency at value	198,980	—	—	198,980
Total	$205,910	—	—	$205,910

There were no transfers between levels during the period ended July 31, 2014.

4	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: September 25, 2014

3